Shareholders' Equity	12 Months Ended
Dec. 31, 2014
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 12:-    SHAREHOLDERS' EQUITY

a.	Share issuance:

1.	During year ended December 31, 2013 the Company issued:

i.	20,932 Ordinary shares to Cukierman & Co, in consideration for non-exclusive investment-banking services and business development services to the Company (see note 16a);
ii.	7,787 Ordinary shares to Edouard Cukierman pursuant to his Active Chairman Agreement (see note 16b); and
iii.	9,868 Ordinary shares and 1,219 shares to THCAP pursuant to a service agreement (see note 16c) and as a directors fee, respectively.

During year ended December 31, 2014 the Company issued:

i.	17,747 Ordinary shares to Cukierman & Co, in consideration for non-exclusive investment-banking services and business development services to the Company (see note 16a);
ii.	17,079 Ordinary shares to Edouard Cukierman pursuant to his Active Chairman Agreement (see note 16b);
iii.	6,004 Ordinary shares and 2,405 shares to THCAP pursuant to a service agreement (see note 16c) and as a directors fee, respectively; and
iv.	2,652 Ordinary shares to other board members as a director’s fee.

2.	On June 18, 2013 and February 3, 2014, the Company entered into a Standby Equity Distribution Agreement ("SEDA"), with YA Global Master SPV Ltd. (“YA”) for the sale of up to $600 and $2,000, respectively, of its Ordinary shares to YA. The Company may effect the sale, at its sole discretion, during a two-year period for the 2013 SEDA and three year period for the 2014 SEDA beginning on the date on which the Securities and Exchange Commission first declares effective a registration statement registering the resale the Company Ordinary shares by YA.

For each Ordinary share purchased under the SEDA, YA will pay 95% of the lowest daily VWAP (as defined below) of the Ordinary shares during the five consecutive trading days following the date of an advance notice from the Company (provided such VWAP is greater than or equal to 90% of the last closing price of the Ordinary shares at the time of delivery of the advance notice). Once presented with an advance notice, YA Global is required to purchase the number of shares specified in the advance notice. Each such notice may be for an amount of Ordinary shares not to exceed the greater of (1) $25 and (2) the average of the Daily Value Traded for the five trading days prior to the advance notice, where Daily Value Traded is the product obtained by multiplying the daily trading volume for such day by the VWAP for such day. Notwithstanding the forgoing, the notice shall not exceed $150 for the 2013 SEDA and $500 for the 2014 SEDA. "VWAP" is defined as of any date, to be such date’s daily dollar volume-weighted average price of the ordinary shares as reported by Bloomberg, LP.

In connection with the 2013 SEDA, the Company issued YA a commitment fee 7,500 Ordinary shares. The Company may terminate the SEDA at any time upon prior notice to YA Global, as long as there are no advance notices outstanding and the company has paid to YA all amounts then due.

During years 2014 and 2013, the Company issued to YA 63,948 and 43,834, Ordinary shares, respectively for a total of $600.

In connection with the 2014 SEDA, the Company issued to YA as a commitment fee 13,711 Ordinary shares. The Company may terminate the SEDA at any time upon prior notice to YA Global, as long as there are no advance notices outstanding and the Company has paid to YA Global all amounts then due.

During year 2014, the Company issued to YA 290,254 Ordinary shares for a total of $958 net of $42 issuance expenses.

3.	On February 3, 2014, the Company entered into a Note Purchase Agreement with YA under which YA provided the Company with a one year bridge loan in the amount of $500. The bridge loan is repayable in nine equal monthly installments commencing three months after the receipt of the loan. The Company paid commitment fee by issuance to YA 2,500 Ordinary shares.

4.	On November 27, 2014, the Company entered into a Share Purchase Agreement, for the sale to Novel Infrastructure, Ltd. (“Novel”) of 128,147 shares for $500. The issuance costs related to this transaction were $33.

b.	Warrants to shareholders

The Company's outstanding warrants to shareholders as of December 31, 2014 are as follows:

Outstanding and exercisable warrants	Weighted average exercise price of outstanding warrants	Weighted average Remaining contractual life (years)
161,000	7.43	2.56

In April 2013, the Company requested warrant holders who hold 140,887 warrants to defer registration of the shares underlying the warrants issued to them, in order to enable the Company to register shares in connection with its Standby Equity Distribution Agreement with YA.

In connection with such deferral, the warrants’ exercise period was extended by an additional one year.  The warrant holders have agreed to this arrangement, and it was approved by the Company’s Audit Committee and Board of Directors. In January 2014, the Company requested warrant holders who hold 161,000 warrants to defer registration of the shares underlying the warrants issued to them in order to enable the Company to register shares in connection with its Standby Equity Distribution Agreement with YA. In connection with such deferral, the warrants’ exercise period was extended by an additional two years (to July 2017) and the exercise price shall be reduced from $11 to $7.43.  The warrant holders have agreed to this arrangement, and it was approved by the Company’s Audit Committee and Board of Directors. The extension of warrants held by Telegraph Hill Capital, an affiliate of a member of the Company’s Board of Directors, was approved also at the Company's shareholders meeting.

c.	Stock option plans:

In December 2012, the Company's shareholders approved a 10-year extension to the 2003 Israeli Stock Option Plan ("the Plan"), until May 31 2023. Under the Plan, 275,000 Ordinary shares were reserved for purchase by the employees and directors of the Company and its subsidiaries. Any option which is canceled or forfeited before expiration will become available for future grants.

As of December 31, 2014 an aggregate of 80,005 options are available for future grants under the Plan. Each option granted under the Plan expires between 2-10 years from the date of the grant. The options vest gradually over a period of up to four years.

A summary of the Company's employee and director stock option activity and related information for the year ended December 31, 2014, is as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2014	144,726	$14.80	3.80	$378
Changes during the year:
Granted	16,125
Exercised	-
Cancelled	(24,595)

Outstanding at December 31, 2014	136,256	$9.62	3.53	$-

Vested and expected to vest	58,982	$16.64	3.01	$-
Exercisable at December 31, 2014	136,256	$9.62	3.53	$-

During 2014, 2013 and 2012, the Company recognized stock-based compensation expense related to employee and director stock options as follows:

	Year ended December 31,
	2014	2013	2012

General and administrative	100	23	23

Total stock-based compensation expense	$100	$23	$23

The weighted-average grant-date fair value of options granted during the year ended December 31, 2014 and 2013 was $ 5.32 and $4.18, respectively. The weighted-average grant-date fair value of unvested options as of December 31, 2014 was $4.26. The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the fair market value of the Company's Ordinary shares on December 31, 2014 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2014.

Total intrinsic value of options exercised for the years ended December 31, 2013 was $ 91. No options were exercised during the year ended December 31, 2014. As of December 31, 2014 and 2013, there were a total of $ 182 and $231, respectively, of unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company's Plan. That cost is expected to be recognized through 2017.

During 2013 a sum of $ 86 was received from the exercise of options. No cash was received from exercise of options in the year ended December 31, 2014.

Options granted to employees and directors that are outstanding as of December 31, 2014 broken into ranges of exercise prices, are as follows:

				Weighted average
	Options	Weighted	Options	Remaining
	outstanding	average	exercisable	Contractual
	as of	remaining	as of	life of options
Exercise	December 31,	contractual	December 31,	exercisable
Price	2014	life (years)	2014	(years)

3.23	375	2.14	250	2.14
3.40	375	1.97	375	1.97
3.80	6,987	1.97	5,590	1.97
3.88	375	4.88	-	-
3.88	90,000	3.85	29,998	3.85
4.02	5,000	4.55	-	-
6.67	10,000	4.28	-	-
6.67	375	4.28	-	-
8.00	5,749	1.25	5,749	1.25
33.60	3,750	3.24	3,750	3.24
50.40	13,170	2.31	13,170	2.31
60.00	100	1.24	100	1.24

Grand Total	136,256	3.53	58,982	3.01

d.	Warrants issued to service providers and debt providers:

The Company accounts for warrants issued to service providers and debt providers in accordance with the provisions of ASC 505-50, "Equity-Based Payments to Non-Employees". The fair value for these warrants was estimated at the date of grant using the Black-Scholes option pricing model. All warrants were fully vested as of December 31, 2014. There was no expense related to these warrants in 2014.

In December 2012, the company granted 3,600 warrants to purchase Ordinary shares to THCAP. The warrants exercise price is $2.39 and will be exercisable for 3 years starting December 13, 2012. No warrants were granted in 2013 and 2014 to service and debt providers.

The Company's outstanding warrants to service and debt holders as of December 31, 2014 are as follows:

Exercise price	Warrants* outstanding	Weighted average remaining Contractual life (years)
$14.65	22,274	0.42

*	All warrants are exercisable as of December 31, 2014